Schedule of Investments (unaudited) September 30, 2019	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds — 1.4%

Consumer Finance — 0.1%
Capital One Financial Corp., 3.80%, 01/31/28	$1,690	$1,782,928

Education — 0.4%
American Museum of Natural History, 4.37%, 07/15/45	1,000	1,203,109
New York Public Library Astor Lenox & Tilden Foundations, 4.31%, 07/01/45	2,000	2,356,831
Rensselaer Polytechnic Institute, Series 2018, 5.25%, 09/01/48	3,100	3,878,880

		7,438,820

Health Care Providers & Services — 0.8%
CommonSpirit Health:
3.35%, 10/01/29	5,847	5,911,680
4.19%, 10/01/49	1,032	1,062,231
Montefiore Obligated Group, Series 18-C, 5.25%, 11/01/48	3,038	3,557,613
Northwell Healthcare, Inc., 3.81%, 11/01/49	4,045	4,214,535

		14,746,059

Pharmaceuticals — 0.1%
AbbVie, Inc., 4.88%, 11/14/48	1,255	1,384,562

Total Corporate Bonds — 1.4% (Cost — $23,324,325)		25,352,369

Municipal Bonds — 90.8%

New York — 83.7%

Corporate — 2.3%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 01/01/35(a)	280	312,774
City of New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT:
5.00%, 07/01/22	500	542,225
5.00%, 07/01/28	1,520	1,639,487
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.50%, 10/01/37	780	1,123,824
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	11,865	16,286,136
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT:
5.00%, 08/01/26	2,870	3,025,267
5.00%, 08/01/31	6,130	6,433,558

Security	Par (000)	Value

Corporate (continued)
Niagara Area Development Corp., Refunding RB, Covanta Project, Series A, AMT, 4.75%, 11/01/42(a)	$9,150	$9,558,182
Southold Local Development Corp., RB, Peconic Landing Inc., Project, 4.00%, 12/01/45	1,900	1,910,811

		40,832,264

County/City/Special District/School District — 19.8%
Battery Park City Authority, Refunding RB, Series B:
5.00%, 11/01/39	6,600	8,486,016
5.00%, 11/01/40	8,500	10,913,490
City of New York, GO, Future Tax Secured Subordinate, Sub-Series E-1, 5.00%, 03/01/41	2,695	3,319,539
City of New York, GO, Refunding, Series C, 5.00%, 08/01/34	500	584,930
City of New York, GO:
Series A, Sub-Series A-1, 5.00%, 08/01/43	20,000	24,940,400
Series A-1, 5.00%, 08/01/35	400	425,864
Series B-1, 5.00%, 12/01/37	4,765	5,774,846
Series B-1, 5.00%, 10/01/39	8,045	9,850,137
Series D, Sub-Series D-1, 5.00%, 12/01/42	7,500	9,284,475
Series E-1, 5.00%, 03/01/44	2,140	2,602,625
Sub-Series D-1, Fiscal 2014, 5.00%, 08/01/31	690	782,488
Sub-Series F-1, 5.00%, 04/01/39	3,000	3,707,580
Taxable General Obligation, Fiscal 2019, Sub-series D-2, 3.53%, 12/01/25	5,000	5,387,400
City of New York Convention Center Development Corp., RB, CAB, Sub Lien, Hotel Unit Fee, Series B (AGM), 0.00%, 11/15/55(b)	5,000	1,624,600
City of New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/35	3,500	4,210,395
5.00%, 11/15/40	12,690	15,180,666
5.00%, 11/15/45	8,490	10,145,720
City of New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/42(b)	5,000	2,482,050
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/45(b)	1,500	662,805
(AMBAC), 5.00%, 01/01/39	1,850	1,854,236

1

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
City of New York Industrial Development Agency, RB, PILOT:
Queens Baseball Stadium (AGC), 6.38%, 01/01/39	$1,455	$1,460,194
Queens Baseball Stadium (AGC), 6.50%, 01/01/46	700	702,471
Queens Baseball Stadium (AMBAC), 5.00%, 01/01/46	790	791,699
Yankee Stadium Project (NPFGC), 4.75%, 03/01/46	250	250,530
Yankee Stadium Project (NPFGC), 5.00%, 03/01/46	1,000	1,002,390
City of New York Transitional Finance Authority Future Tax Secured, RB:
Fiscal 2014, Sub-Series B-1, 5.00%, 11/01/36	680	780,660
Fiscal 2015, Sub-Series E-1, 5.00%, 02/01/41	3,000	3,485,280
Fiscal 2016, Sub-Series B-1, 5.00%, 11/01/38	5,000	5,909,150
Future Tax Secured Subordinate Bond, Series C-3, 5.00%, 05/01/41	7,100	8,754,939
Future Tax Secured Subordinate Bonds, Sub-Series A-1, 5.00%, 08/01/40	13,360	16,562,793
Sub-Series A-1, 5.00%, 11/01/38	1,000	1,132,630
Future Tax Secured, Series A, Sub-Series E-1, 5.00%, 02/01/36	3,500	4,248,335
Series A-2, 5.00%, 08/01/38	490	597,207
Sub-Series E-1, 5.00%, 02/01/39	1,500	1,780,545
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB:
Build America Bonds, 5.51%, 08/01/37	3,000	3,952,140
Fiscal 2012, Sub-Series E-1, 5.00%, 02/01/42	650	700,057
Future Tax Secured, Sub-Series E-1, 5.00%, 02/01/31	7,085	7,682,407
Multi-Modal Bonds, Sub-Series A-3, 5.25%, 08/01/37	10,000	12,625,500
City of Poughkeepsie New York, GO, Refunding, Bond Anticipation Notes, Series A, 3.00%, 05/02/20	1,410	1,418,657
City of Poughkeepsie New York, Refunding, GOL:
5.00%, 06/01/24	465	521,795
5.00%, 06/01/31	335	381,803

Security	Par (000)	Value

County/City/Special District/School District (continued)
City of Syracuse New York, GO, Airport Terminal Security & Access, Series A, AMT (AGM), 4.75%, 11/01/31	$500	$524,410
City of Yonkers New York, Refunding, GOL, Taxable, Bonds Anticipation Notes, Series B, 3.05%, 12/17/19	8,800	8,812,408
County of Nassau New York, GO, General Improvement Bonds, Series B (AGM), 5.00%, 07/01/37	1,145	1,413,789
County of Nassau New York, GOL, General Improvement Bonds, Series B (AGM), 5.00%, 07/01/45	4,960	6,048,670
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(c)	60	63,680
5.25%, 02/15/47	1,235	1,294,231
5.75%, 02/15/47	3,725	3,928,757
Hudson Yards Infrastructure Corp., Refunding RB, Series A:
5.00%, 02/15/39	2,500	3,012,350
5.00%, 02/15/35	5,000	6,078,350
5.00%, 02/15/36	2,000	2,428,040
5.00%, 02/15/37	3,500	4,248,090
5.00%, 02/15/42	27,495	33,133,125
4.00%, 02/15/44	1,000	1,106,560
Nassau County, GOL, Series B, 5.00%, 04/01/35	3,600	4,315,644
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Subordinate, Series A-3, 4.00%, 05/01/43	10,000	11,440,400
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 2, 5.63%, 01/15/20(c)	9,305	9,420,847
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 01/15/20(c)	1,200	1,217,484
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	12,015	13,250,863
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	400	450,120
4 World Trade Center Project, 5.00%, 11/15/31	860	920,553
4 World Trade Center Project, 5.00%, 11/15/44	1,500	1,598,280
7 World Trade Center Project, Class 1, 4.00%, 09/15/35	425	445,800
7 World Trade Center Project, Class 2, 5.00%, 09/15/43	3,085	3,312,426

2

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
7 World Trade Center Project, Class 3, 5.00%, 03/15/44	$1,720	$1,848,398
Bank Of America Tower At One, 2.45%, 09/15/69(d)	12,000	12,144,120
Bank Of America Tower At One, 2.63%, 09/15/69(d)	6,570	6,648,840
Bank Of America Tower At One, 2.80%, 09/15/69(d)	11,000	11,207,460
World Trade Center Project, 5.75%, 11/15/51	1,250	1,359,188

		348,634,327

Education — 7.1%
Amherst Development Corp., Refunding RB:
Daemen College Project, 5.00%, 10/01/43	1,280	1,514,458
Daemen College Project, 5.00%, 10/01/48	975	1,154,010
University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/20(c)	305	315,187
Build NYC Resource Corp., RB(a):
Inwood Academy for Leadership Charter School Project, Series A, 5.13%, 05/01/38	140	151,938
Inwood Academy for Leadership Charter School Project, Series A, 5.50%, 05/01/48	2,025	2,206,399
New Dawn Charter School Project, 5.75%, 02/01/49	1,000	1,055,870
New Dawn Charter Schools Project, 5.00%, 02/01/33	380	391,955
New Dawn Charter Schools Project, 5.63%, 02/01/39	1,285	1,360,455
Build NYC Resource Corp., Refunding RB:
City University Queens College, Series A, 5.00%, 06/01/43	325	370,373
Manhattan College Project, 5.00%, 08/01/47	1,860	2,206,927
The Chapin School Ltd. Project, 5.00%, 11/01/47	2,900	4,387,787
City of New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History, 5.00%, 07/01/37	885	1,016,812
Carnegie Hall, 4.75%, 12/01/39	1,550	1,559,005
Carnegie Hall, 5.00%, 12/01/39	1,325	1,331,254

Security	Par (000)	Value

Education (continued)
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project:
5.00%, 08/01/28	$2,690	$3,229,722
Series A, 5.13%, 09/01/40	6,390	6,592,052
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project:
Series B, 4.00%, 08/01/35	1,000	1,095,490
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Series A:
Buffalo State College Foundation Housing Corp. Project, 5.38%, 10/01/41	620	652,265
The Charter School for Applied Technologies Project, 5.00%, 06/01/35	600	664,914
County of Cattaraugus New York, RB, St. Bonaventure University Project:
5.00%, 05/01/34	130	145,201
5.00%, 05/01/39	165	182,906
County of Dutchess New York Local Development Corp., RB, Marist College Project:
5.00%, 07/01/43	900	1,101,114
5.00%, 07/01/48	1,355	1,652,504
County of Dutchess New York Local Development Corp., Refunding RB, Vassar College Project, 5.00%, 07/01/42	1,980	2,410,294
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project:
Series A, 5.00%, 07/01/23(c)	240	273,509
Series A, 5.00%, 07/01/32	300	373,500
Series A, 5.00%, 07/01/33	350	435,169
Series A, 5.00%, 07/01/34	350	434,217
Series A, 5.00%, 07/01/35	800	991,288
Series A, 5.00%, 07/01/36	1,000	1,237,630
Series A, 5.00%, 07/01/37	500	617,680
Series C, 5.05%, 07/01/28	1,000	1,205,850
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 03/01/20(c)	1,000	1,014,390
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 07/01/37	360	389,909
5.00%, 07/01/42	220	237,422

3

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project, 5.38%, 09/01/41	$500	$532,050
County of St. Lawrence New York Industrial Development Agency, Refunding RB, St. Lawrence University Project, Series B, 4.43%, 07/01/56	1,500	1,774,785
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 01/01/21(c)	450	473,661
Dobbs Ferry Local Development Corp., RB, Mercy College Project:
5.00%, 07/01/39	1,000	1,139,170
5.00%, 07/01/44	2,000	2,271,280
Dutchess County Local Development Corp., Refunding RB, Culinary Institute of America Project:
5.00%, 07/01/30	200	233,490
5.00%, 07/01/31	200	232,880
5.00%, 07/01/32	440	511,584
5.00%, 07/01/35	155	178,924
5.00%, 07/01/36	100	115,257
5.00%, 07/01/41	215	245,872
5.00%, 07/01/46	300	339,237
Monroe County Industrial Development Agency, RB, Rochester Schools Modernization Project:
5.00%, 05/01/33	2,885	3,650,015
5.00%, 05/01/34	2,375	2,980,055
New York State Dormitory Authority, RB, Rochester Institute of Technology, Series A, 4.00%, 07/01/44(d)	2,060	2,322,094
State of New York Dormitory Authority, RB:
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/40	2,500	2,891,400
New School (AGM), 5.50%, 07/01/20(c)	1,000	1,031,810
New York University, Series 1 (AMBAC), 5.50%, 07/01/40	500	723,200
New York University, Series 1 (AMBAC) (BHAC), 5.50%, 07/01/31	230	304,163
State University Of New York Dormitory Facilities, Series A, 5.00%, 07/01/43	8,065	9,915,353
Touro College & University System Obligation Group, Series A, 4.13%, 01/01/30	600	640,392

Security	Par (000)	Value

Education (continued)
Touro College & University System, Series A, 5.50%, 01/01/44	$2,000	$2,241,900
Touro College and University System, 5.00%, 01/01/42	5,000	5,701,400
University of Rochester, Series A, 5.75%, 07/01/39	135	135,458
State of New York Dormitory Authority, Refunding RB:
Barnard College, Series A, 5.00%, 07/01/33	470	556,273
Barnard College, Series A, 5.00%, 07/01/43	1,000	1,173,720
Columbia University, Series B, 5.00%, 10/01/38	10,000	12,558,100
Culinary Institute of America, 5.00%, 07/01/42	300	320,976
Fordham University, 5.00%, 07/01/44	850	970,649
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/35	800	931,376
New York University, Series A, 5.00%, 07/01/42	1,000	1,094,760
Pratt Institute, Series A, 5.00%, 07/01/44	1,000	1,134,570
Skidmore College, Series A, 5.25%, 07/01/29	135	144,273
St. John’s University, Series A, 5.00%, 07/01/37	350	408,775
State University Dormitory Facilities, Series A, 5.25%, 07/01/30	2,095	2,383,125
State University Dormitory Facilities, Series A, 5.25%, 07/01/32	2,095	2,377,909
State University Dormitory Facilities, Series A, 5.00%, 07/01/36	1,850	2,263,345
State University Dormitory Facilities, Series A, 5.00%, 07/01/42	2,000	2,432,520
State University Dormitory Facilities, Series A, 5.00%, 07/01/42	895	974,906
State University of New York Dormitory Facilities, Series A, 5.00%, 07/01/38	1,655	2,018,703
Taxable, Brooklyn Law School, Series B, 3.56%, 07/01/26	1,000	1,033,040
Taxable, Brooklyn Law School, Series B, 3.67%, 07/01/27	1,250	1,303,012

4

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Taxable, Brooklyn Law School, Series B, 3.76%, 07/01/28	$1,000	$1,050,190
Taxable, Brooklyn Law School, Series B, 3.82%, 07/01/29	1,250	1,319,350
Town of Hempstead New York Local Development Corp., Refunding RB:
Adelphi University Project, 5.00%, 10/01/34	465	534,108
Adelphi University Project, 5.00%, 10/01/35	265	304,053
Hofstra University Project, 5.00%, 07/01/47	2,065	2,433,128

		124,265,747

Health — 4.5%
Build NYC Resource Corp., Refunding RB, New York Methodist Hospital Project, 5.00%, 07/01/30	600	690,150
City of New York Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 02/15/30	1,000	1,013,410
City of New York Industrial Development Agency, Refunding RB, Special Needs FAS Pool, Series A-1 (ACA), 4.38%, 07/01/20	155	155,130
Counties of Buffalo & Erie New York Industrial Land Development Corp., RB, Catholic Health System Obligation, 5.25%, 07/01/35	500	586,100
County of Dutchess New York Local Development Corp., RB, Health Quest Systems, Inc.:
Series A, 5.00%, 07/01/24(c)	750	882,083
Series B, 4.00%, 07/01/41	10,950	11,824,686
County of Dutchess New York Local Development Corp., Refunding RB:
Health Quest System, Inc., Series A, 5.75%, 07/01/20(c)	300	310,005
Nuvance Health Issue, Series B, 4.00%, 07/01/49	1,870	2,063,470
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project:
5.00%, 12/01/27	395	395,656
5.00%, 12/01/32	580	580,911

Security	Par (000)	Value

Health (continued)
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, 5.00%, 12/01/46	$4,800	$5,617,008
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 08/15/40	1,050	1,105,912
County of Nassau New York Industrial Development Agency, Refunding RB, Special Needs Facility Pooled Program (ACA), 4.90%, 07/01/21	150	150,066
County of Orange New York Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series G-1 (ACA), 4.90%, 07/01/21	535	536,434
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 07/01/32	305	346,934
County of Tompkins New York Development Corp., Refunding RB, Kendal at Ithaca, Inc. Project, Series A:
4.25%, 07/01/44	1,595	1,630,919
5.00%, 07/01/44	1,145	1,261,343
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	3,645	3,872,302
Series B, 6.00%, 11/01/20(c)	325	341,679
Series B, 6.00%, 11/01/30	50	52,170
County of Westchester New York Local Development Corp., Refunding RB:
Kendal On Hudson Project, 5.00%, 01/01/28	930	1,022,582
Kendal On Hudson Project, 5.00%, 01/01/34	875	957,574
Westchester Medical Center Obligation, 5.00%, 11/01/46	1,610	1,828,638
Dutchess County Local Development Corp., Refunding RB, Nuvance Health Issue, Series B, 4.00%, 07/01/44	900	996,633
New York State Dormitory Authority, RB:
Mem Sloan Kettering Cancer Center (NPFGC), 5.50%, 07/01/23	5,000	5,521,050
Montefiore Obligated Group, Series B (AGM), 4.95%, 08/01/48	11,035	12,322,122
Northwell Health Obligated Group, Series B-3, 5.00%, 05/01/48(e)	5,000	5,958,900

5

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
State of New York Dormitory Authority, RB:
New York University Hospitals Center, Series A, 5.75%, 07/01/20(c)	$1,055	$1,090,184
Orange Regional Medical Center, 5.00%, 12/01/40(a)	1,300	1,470,300
Orange Regional Medical Center, 5.00%, 12/01/45(a)	1,700	1,913,367
State of New York Dormitory Authority, Refunding RB:
Catholic Health System Obligation, 5.00%, 07/01/32	365	458,024
Catholic Health System Obligation, 5.00%, 07/01/34	160	199,168
Catholic Health System Obligation, 5.00%, 07/01/35	350	434,112
Catholic Health System Obligation, 5.00%, 07/01/36	275	340,445
Catholic Health System Obligation, 4.00%, 07/01/40	325	359,808
Catholic Health System Obligation, 5.00%, 07/01/41	450	555,174
Catholic Health System Obligation, 4.00%, 07/01/45	810	887,590
Memorial Sloan-Kettering Cancer Center, Series 1, 5.00%, 07/01/42	2,200	2,678,940
Mount Sinai Hospital, Series A, 5.00%, 07/01/26	1,635	1,678,311
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/21(c)	2,500	2,647,150
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/43	1,570	1,802,407

		78,538,847

Housing — 8.5%
City of New York Housing Development Corp., RB:
M/F Housing, Fund Grant Program, New York City Housing Authority Program, Series B1, 5.25%, 07/01/32	2,020	2,256,623

Security	Par (000)	Value

Housing (continued)
M/F Housing, Fund Grant Program, New York City Housing Authority Program, Series B1, 5.00%, 07/01/33	$5,160	$5,762,740
M/F Housing, Series K, 3.85%, 11/01/38	4,000	4,274,320
M/F Housing, Series K, 4.00%, 11/01/48	4,000	4,231,680
M/F Housing, Sustainable Neighborhood Bonds, Series A-2B, 1.90%, 05/01/21	10,000	10,001,800
M/F Housing, Sustainable Neighborhood Bonds, Series E-1A, 1.30%, 11/01/19	10,000	9,999,700
Series C-2A, 2.35%, 07/01/22	7,500	7,592,175
Sustainable Neighborhood Bonds, 4.15%, 11/01/46	2,805	2,980,088
City of New York Housing Development Corp., Refunding RB:
M/F Housing, 8 Spruce Street, Class F, 4.50%, 02/15/48	770	812,104
M/F Housing, Sustainable Neighborhood Bonds, 1.75%, 05/01/59(e)	11,000	11,066,550
M/F Housing, Sustainable Neighborhood Bonds, Series B-1B, 2.10%, 11/01/58(e)	3,655	3,701,053
Series D, 4.10%, 11/01/38	2,500	2,917,200
Taxable, M/F Housing, Series B, 3.76%, 11/01/24	1,855	1,913,488
Taxable, M/F Housing, Series B, 3.93%, 05/01/25	1,890	1,953,598
Taxable, M/F Housing, Series B, 3.93%, 11/01/25	1,930	1,993,690
City of Yonkers New York Industrial Development Agency, RB, Series A, AMT (SONYMA):
Monastery Manor Associates LP Project, 5.25%, 04/01/37	585	586,193
Sacred Heart Association Project, 5.00%, 10/01/37	1,640	1,642,542
New York City Housing Development Corp., RB, M/F Housing, Sustainable Neighborhood Bonds:
Series A, 4.38%, 11/01/33	5,000	5,635,700
Series C-2, 1.45%, 05/01/50(e)	4,595	4,595,092
Series L, 2.75%, 05/01/50(e)	6,500	6,734,975

6

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housing (continued)
New York City Housing Development Corp., Refunding RB, M/F Housing, Sustainable Neighborhood, 2.00%, 11/01/20	$10,000	$10,004,800
New York State Housing Finance Agency, RB:
Affordable Housing, Climate Bond, Series D (SONYMA), 2.05%, 05/01/23	5,250	5,270,895
M/F Housing, Affordable Housing Revenue, Series E (SONYMA), 2.13%, 11/01/23	2,500	2,511,700
M/F Housing, Sustainable Bonds, Series I (Fannie Mae) (SONYMA), 1.75%, 05/01/24	3,000	2,997,180
New York State Housing Finance Agency, Refunding RB, Affordable Housing Revenue (SONYMA)(e):
1.80%, 05/01/50	4,830	4,830,386
1.88%, 05/01/50	4,385	4,389,955
State of New York HFA, RB, M/F Housing:
Green Bond, Series B (SONYMA), 2.35%, 05/01/22	5,000	5,036,150
Division Street, Series A, AMT (SONYMA), 5.10%, 02/15/38	875	876,453
Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 02/15/39	1,860	1,862,734
Kensico Terrace Apartments, Series A, AMT (SONYMA), 4.90%, 02/15/38	645	645,916
Series A, Watergate II, AMT, 4.75%, 02/15/34	580	580,905
Series C (Ginnie Mae, Fannie Mae & Freddie Mac) (SONYMA), 2.75%, 11/01/31	1,000	1,019,190
State of New York HFA, Refunding RB, Series C (Fannie Mae) (SONYMA), 3.85%, 11/01/39	5,000	5,368,750
State of New York Mortgage Agency, RB, S/F Housing, 49th Series, 3.25%, 10/01/28	5,000	5,166,900

Security	Par (000)	Value

Housing (continued)
State of New York Mortgage Agency, Refunding RB:
AMT, Series 209, 3.35%, 04/01/29	$4,385	$4,653,625
S/F Housing, Series 213, 4.10%, 10/01/38	4,300	4,733,827

		150,600,677

State — 7.7%
City of New York Transitional Finance Authority, BARB, Series S-3, Fiscal 2014, Sub-Series B-1:
Fiscal 2011, Sub-Series S-1B, Build America Bonds, 6.83%, 07/15/40	1,500	2,140,440
5.25%, 07/15/36	2,080	2,628,475
City Of New York Transitional Finance Authority Building Aid Revenue, RB, Fiscal 2015, Series S-1, 5.00%, 07/15/40	4,000	4,678,200
City of New York Transitional Finance Authority Building Aid Revenue, RB, , 5.25%, 07/15/45	5,000	6,217,500
City of New York Transitional Finance Authority Building Aid Revenue, Refunding RB, Series 4-A, 5.25%, 07/15/35	9,165	11,567,055
City of New York Transitional Finance Authority Future Tax Secured, RB:
New York City Transitional Finance Authority Building Aid Revenue, RB:
Series S-1, 5.00%, 07/15/38	2,250	2,781,563
Series S-1, 5.00%, 07/15/43	6,865	8,084,567
Series S-3, 5.00%, 07/15/37	3,015	3,729,645
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-3, Sub-Series S-3A, 5.00%, 07/15/37	9,700	12,008,115
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 07/01/41	500	594,385
New York State Urban Development Corp., Refunding RB, Personal Income Tax, Series C, 5.00%, 03/15/39	5,000	6,107,900
State of New York, GO, Series A, 5.00%, 02/15/39	750	752,153

7

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
State of New York Dormitory Authority, RB:
Bid Group 3, Series A, 5.00%, 03/15/39	$1,630	$1,997,369
Bidding Group Bond, Series B, 5.00%, 02/15/43	3,500	4,247,460
Income Tax, Series A, 5.00%, 02/15/36	9,000	10,821,780
Personal Income Tax, Series G, 5.00%, 08/15/32	1,975	2,107,147
Sales Tax, Series A-Group C, 5.00%, 03/15/40	5,000	6,002,700
Sales Tax, Series A-Group C, 5.00%, 03/15/43	5,095	6,101,161
Series A, 3.74%, 12/01/23	4,000	4,258,240
Series A, 5.00%, 02/15/38	5,000	5,994,550
Series A, 5.00%, 02/15/42	4,390	5,226,339
State of New York Dormitory Authority, Refunding RB:
Group 3, Series E, 5.00%, 03/15/40	5,645	6,959,946
Group 3, Series E, 5.00%, 03/15/41	3,615	4,442,618
Series A, 5.25%, 03/15/39	7,250	9,155,735
State of New York Urban Development Corp., RB, State Personal Income Tax, General Purpose, Series A, 5.00%, 03/15/38	5,000	6,061,000
State of New York Urban Development Corp., Refunding RB, Clarkson Center Advance Materials, 5.50%, 01/01/20	375	378,990

		135,045,033

Tobacco — 2.8%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 4.75%, 06/01/39	750	774,210
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A:
6.25%, 06/01/41(a)	3,600	3,669,192
5.00%, 06/01/42	3,775	3,775,377
5.00%, 06/01/45	895	895,054

Security	Par (000)	Value

Tobacco (continued)
Counties of New York Tobacco Trust VI, Refunding RB:
Settlement Pass-Through Turbo, Series C, 4.00%, 06/01/51	$3,655	$3,497,396
Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 06/01/45	6,350	6,756,527
Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 06/01/51	3,615	3,871,810
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed:
5.25%, 05/15/34	1,750	1,899,765
5.25%, 05/15/40	1,080	1,152,641
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	4,595	4,597,160
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/33	2,500	2,960,550
TSASC, Inc. New York, Refunding RB, Series A, 5.00%, 06/01/36	5,835	6,830,684
Westchester Tobacco Asset Securitization Corp., Refunding RB, Tobacco Settlement Bonds, Sub-Series C:
4.00%, 06/01/42	5,910	6,149,059
5.13%, 06/01/51	2,175	2,325,554

		49,154,979

Transportation — 22.8%
Buffalo & Fort Erie Public Bridge Authority, RB:
5.00%, 01/01/47	320	382,010
Toll Bridge System, 5.00%, 01/01/42	955	1,144,004
City of New York Liberty Development Corp., ARB, Liberty, Secured by Port Authority Consolidated, Series 1WTC, 5.00%, 12/15/41	5,000	5,373,150
Metropolitan Transportation Authority, RB:
Bond Anticipation Notes, Series A, 5.00%, 03/01/22	5,000	5,427,800
Build America Bonds, 7.34%, 11/15/39	1,950	3,132,187
Green Bonds, Series A, 5.00%, 11/15/35	2,500	3,061,950
Green Bonds, Series A, 5.00%, 11/15/42	5,000	6,001,400
Series A-1, 5.25%, 11/15/23(c)	540	628,193
Series B, 5.25%, 11/15/39	5,795	6,668,770
Series B, 5.25%, 11/15/44	2,125	2,438,034
Series E, 5.00%, 11/15/38	2,350	2,645,136

8

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Metropolitan Transportation Authority, Refunding RB:
Green Bond, Climate Bond Certified, Series A-2 (AGM), 5.00%, 11/15/44	$15,000	$18,501,000
Green Bond, Group 1, Series C (AGM), 5.00%, 11/15/41	10,000	12,521,500
Green Bond, Group 1, Series C (AGM), 4.00%, 11/15/45	10,000	11,287,400
Green Bond, Sub-Series B-1, 5.00%, 11/15/36	13,500	16,379,415
Green Bonds, Series A-1, 5.25%, 11/15/56	1,560	1,845,184
Green Bonds, Series A-1, 5.25%, 11/15/57	5,410	6,479,719
New York Transportation Revenue, Green Bonds, Series A-1, 5.00%, 11/15/48(e)	7,500	8,781,375
Series A, 5.25%, 11/15/35	5,000	6,163,950
Series B, 5.00%, 11/15/35	1,750	2,095,397
Series B, 5.00%, 11/15/37	250	298,808
Series D, 5.00%, 11/15/35	2,500	3,066,150
Series F, 5.00%, 11/15/30	1,000	1,100,830
Series F, 5.00%, 11/15/35	1,500	1,763,445
Transportation, Series C, 5.00%, 11/15/30	8,000	8,805,760
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	9,985	11,118,098
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/46	11,820	11,862,788
New York State Thruway Authority Highway & Bridge Trust Fund, Refunding RB, Series A, 5.00%, 04/01/31	6,000	6,532,020
New York Transportation Development Corp., ARB:
Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project, AMT, 5.00%, 01/01/25	5,000	5,746,300
LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 4.00%, 07/01/31	7,100	7,563,559

Security	Par (000)	Value

Transportation (continued)
LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.00%, 07/01/34	$250	$277,738
LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.00%, 07/01/41	750	830,767
LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.00%, 07/01/46	17,145	18,888,646
LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	9,975	11,146,165
LaGuardia Airport Terminal B Redevelopment Project, Series B, 3.02%, 07/01/24	4,150	4,199,302
LaGuardia Airport Terminal B Redevelopment Project, Series B, 3.22%, 07/01/25	1,000	1,022,520
Niagara Falls Bridge Commission, RB, Toll Bridge System (AGM), 4.16%, 10/01/33	1,650	1,814,455
Niagara Frontier Transportation Authority, Refunding ARB, Buffalo Niagara International Airport, AMT:
5.00%, 04/01/34	225	273,418
5.00%, 04/01/35	200	241,946
5.00%, 04/01/36	210	253,613
5.00%, 04/01/37	250	301,768
5.00%, 04/01/38	250	301,318
5.00%, 04/01/39	175	210,473
Niagara Frontier Transportation Authority, Refunding RB, Buffalo Niagara International Airport, AMT, 5.00%, 04/01/32	400	489,576
Port Authority of New York & New Jersey, ARB:
192nd Series, 4.81%, 10/15/65	2,000	2,683,200
Consolidated, 169th Series, 5.00%, 10/15/41	1,000	1,064,050
JFK International Air Terminal LLC Projects, 5.50%, 12/01/31	7,025	7,321,174
Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	2,000	2,089,940
Port Authority of New York & New Jersey, RB, Taxable Consolidated 164th Series, 5.65%, 11/01/40	1,745	2,399,532

9

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Port Authority of New York & New Jersey, Refunding ARB:
195th Series, AMT, 5.00%, 04/01/36	$4,430	$5,291,679
AMT, 169th Series, 5.00%, 10/15/36	7,325	7,808,816
Consolidated Bonds, 198th Series, 5.25%, 11/15/56	24,800	30,115,880
Consolidated, 178th Series, AMT, 5.00%, 12/01/43	285	320,329
Consolidated,186th Series, AMT, 5.00%, 10/15/44	1,000	1,139,550
Consolidated, 193rd Series, AMT, 5.00%, 10/15/34	3,445	4,039,538
Consolidated, 197th Series, AMT, 5.00%, 11/15/41	1,250	1,488,450
Consolidated, 202th Series, AMT, 5.00%, 04/15/37	5,000	6,019,600
Consolidated, 206th Series, AMT, 5.00%, 11/15/37	1,525	1,849,001
Port Authority of New York & New Jersey, Refunding RB, AMT:
178th Series, 5.00%, 12/01/32	1,000	1,133,060
Consolidated, 197th Series, 5.00%, 11/15/36	3,000	3,587,550
State of New York Thruway Authority, RB, Series A:
Anticipation Notes, 4.00%, 02/01/20	18,700	18,726,554
Junior Lien, 5.00%, 01/01/41	7,440	8,718,862
Junior Lien, 5.25%, 01/01/56	11,520	13,584,269
State of New York Thruway Authority, Refunding RB:
General, Series I, 5.00%, 01/01/42	280	300,359
General, Series J, 5.00%, 01/01/41	5,750	6,507,217
General, Series K, 5.00%, 01/01/29	5,000	5,873,000
General, Series K, 5.00%, 01/01/31	2,500	2,924,675
General, Series K, 5.00%, 01/01/32	1,500	1,751,940
Series L, 5.00%, 01/01/33	2,065	2,562,149
Series L, 5.00%, 01/01/34	910	1,125,206
Series L, 5.00%, 01/01/35	1,050	1,296,088
Triborough Bridge & Tunnel Authority, Refunding RB:
General, Series A, 5.00%, 11/15/50	1,000	1,170,920
General, Series B, 5.00%, 11/15/37	10,070	12,335,750
MTA Bridge and Tunnels, Series C, 5.00%, 11/15/37	6,000	7,548,060
MTA Bridges & Tunnels, Series A, 5.00%, 11/15/43	16,095	19,834,190

		401,677,625

Security	Par (000)	Value

Utilities — 8.2%
City of New York Municipal Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2013, Series BB, 5.00%, 06/15/47	$2,000	$2,202,400
City of New York Municipal Water Finance Authority, RB, Water & Sewer System, 2nd General Resolution, Fiscal 2017, Series DD, 5.25%, 06/15/47	2,455	2,988,570
City of New York Municipal Water Finance Authority, Refunding RB:
Series AA, 4.00%, 06/15/40	5,000	5,761,100
Water & Sewer System, 2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 06/15/39	1,000	1,172,160
Water & Sewer System, 2nd General Resolution, Fiscal 2017, Series EE, 5.00%, 06/15/37	2,735	3,336,728
Water & Sewer System, 2nd General Resolution, Fiscal 2017, Series EE, 5.25%, 06/15/37	1,075	1,333,430
City of New York Water & Sewer System, Refunding RB:
2nd Generation Resolution, Fiscal 2018, Series FF, 5.00%, 06/15/40	10,500	12,938,205
Series EE, 5.00%, 06/15/40	8,355	10,240,222
Long Island Power Authority, RB:
5.00%, 09/01/37	2,000	2,484,780
5.00%, 09/01/38	4,200	5,205,564
5.00%, 09/01/39	8,000	9,855,200
General, 5.00%, 09/01/36	1,000	1,222,710
General, Electric Systems, Series A (AGM), 5.00%, 05/01/21(c)	500	529,705
General, Electric Systems, Series B, 5.00%, 09/01/45	5,000	5,822,850
General, Electric Systems, Series C (AGC), 5.25%, 09/01/29	3,000	3,933,750
Series B, 1.65%, 09/01/49(e)	10,000	9,958,400
Long Island Power Authority, Refunding RB, Electric System, Series B, 5.00%, 09/01/46	2,000	2,355,060

10

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
New York City Water & Sewer System, Refunding RB, Series DD-2, Block 5, 5.00%, 06/15/40	$4,850	$5,944,354
State of New York Energy Research & Development Authority, Refunding RB, Rochester Gas & Electric Corp., Series C, 2.63%, 04/01/34(e)	25,000	25,913,250
State of New York Environmental Facilities Corp., Refunding RB:
New York City Municipal Water Finance Authority Project, 2.83%, 06/15/24	5,000	5,167,750
Revolving Funds, New York City Municipal Water, Series B, 5.00%, 06/15/36	1,000	1,061,240
Waste Management, Inc. Project, Series B, AMT, 1.50%, 05/01/30(e)	5,000	4,994,775
Utility Debt Securitization Authority, Refunding RB, Restructuring:
5.00%, 12/15/37	5,000	5,971,900
Series TE, 5.00%, 12/15/41	11,725	13,346,919

		143,741,022

Total Municipal Bonds in New York		1,472,490,521

Illinois — 0.9%
Education — 0.9%
Chicago Board of Education, GO:
Build America Bonds, 6.52%, 12/01/40	3,600	4,089,600
Taxable Build America Bonds, 6.04%, 12/01/29	2,290	2,529,008
Taxable Build America Bonds, 6.14%, 12/01/39	6,150	6,662,172
Taxable Qualified School Construction Bonds, 6.32%, 11/01/29	1,645	1,829,026

Total Municipal Bonds in Illinois		15,109,806

Puerto Rico — 6.2%

State — 3.0%
Commonwealth of Puerto Rico, GO(f)(g):
Public Improvement, 5.25%, 07/01/17	205	155,108
Public Improvement, Series A, 5.25%, 07/01/22	440	332,914
Public Improvements, Series A, 5.25%, 07/01/26	150	113,493
Public Improvement, Series A, 5.13%, 07/01/31	1,270	960,911

Security	Par (000)	Value

State (continued)
Commonwealth of Puerto Rico, GO, Refunding(f)(g):
Public Improvements, Series A, 5.50%, 07/01/18	$330	$249,686
Public Improvement, Series A, 5.50%, 07/01/32	545	412,359
Public Improvement, Series A, 5.50%, 07/01/39	1,580	1,005,578
Public Improvement, Series C, 6.00%, 07/01/39	220	166,457
Public Improvements, 6.00%, 07/01/39	750	567,467
Series A, 8.00%, 07/01/35	4,355	2,614,751
Commonwealth of Puerto Rico, GO, Series B(f)(g):
5.38%, 07/01/33	475	359,396
6.00%, 07/01/38	885	669,611
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series F (GTD), 5.25%, 07/01/24(f)(g)	260	220,025
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/24(b)	160	139,458
CAB, Series A-1, 0.00%, 07/01/27(b)	306	242,177
CAB, Series A-1, 0.00%, 07/01/29(b)	490	362,477
CAB, Series A-1, 0.00%, 07/01/31(b)	582	400,364
CAB, Series A-1, 0.00%, 07/01/33(b)	841	528,518
CAB, Series A-1, 0.00%, 07/01/46(b)	23,049	6,113,978
CAB, Series A-1, 0.00%, 07/01/51(b)	16,002	3,101,988
Series A-1, 4.75%, 07/01/53	8,153	8,465,831
Series A-1, 5.00%, 07/01/58	9,006	9,495,206
Series A-2, 4.33%, 07/01/40	6,052	6,141,509
Series A-2, 4.54%, 07/01/53	49	49,800
Series A-2, 4.78%, 07/01/58	9,107	9,460,625
Series B-1, 0.00%, 07/01/46(b)	2,677	710,476

		53,040,163

11

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities — 3.2%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB:
5.00%, 07/01/33	$205	$213,200
5.13%, 07/01/37	2,345	2,444,663
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.00%, 07/01/38	5,355	5,395,109
6.00%, 07/01/44	2,695	2,715,186
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB:
5.75%, 07/01/37	1,325	1,401,174
5.25%, 07/01/42	2,865	2,986,734
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series B:
5.00%, 07/01/23	2,365	2,322,619
5.35%, 07/01/27	2,985	2,840,436
6.15%, 07/01/38	1,655	1,596,959
Puerto Rico Electric Power Authority, RB(f)(g):
Series 2013-A, 7.00%, 07/01/33	415	341,597
Series 2013-A, 7.00%, 07/01/43	410	337,481
Series A, 5.00%, 07/01/29	1,860	1,484,066
Series A, 5.00%, 07/01/42	2,860	2,281,951
Series A-3, 10.00%, 07/01/19	999	886,659
Series B-3, 10.00%, 07/01/19	999	886,659
Series C-1, 5.40%, 01/01/18	2,745	2,127,248
Series C-2, 5.40%, 07/01/18	2,745	2,127,592
Series C-3, 5.40%, 01/01/20	277	215,065
Series C-4, 5.40%, 07/01/20	278	215,065
Series CCC, 5.25%, 07/01/26	770	614,371
Series CCC, 5.25%, 07/01/28	440	351,069
Series TT, 5.00%, 07/01/25	210	167,556
Series TT, 5.00%, 07/01/26	565	450,805
Series TT, 5.00%, 07/01/32	470	375,006
Series WW, 5.50%, 07/01/19	610	486,710
Series WW, 5.38%, 07/01/22	605	482,720
Series WW, 5.38%, 07/01/24	385	307,186
Series WW, 5.50%, 07/01/38	520	414,900
Series WW, 5.50%, 07/01/49	535	419,975
Series WW, 5.50%, 07/01/49	435	347,080
Series XX, 5.25%, 07/01/27	285	227,397

Security	Par (000)	Value

Utilities (continued)
Series XX, 5.25%, 07/01/35	$185	$147,609
Series XX, 5.75%, 07/01/36	260	207,450
Series XX, 5.25%, 07/01/40	955	761,980
Puerto Rico Electric Power Authority, Refunding RB(f)(g):
Series AAA, 5.25%, 07/01/22	990	789,906
Series AAA, 5.25%, 07/01/23	2,670	2,130,353
Series AAA, 5.25%, 07/01/24	225	179,524
Series AAA, 5.25%, 07/01/28	5,655	4,512,040
Series AAA, 5.25%, 07/01/29	235	187,503
Series BBB, 5.40%, 07/01/28	1,240	989,377
Series UU, 1.16%, 07/01/17(e)	185	128,344
Series UU, 1.00%, 07/01/18(e)	165	114,469
Series UU, 1.00%, 07/01/20(e)	1,475	1,073,063
Series UU, 2.25%, 07/01/31(h)	1,755	1,276,763
Series ZZ, 5.00%, 07/01/19	430	334,863
Series ZZ, 5.25%, 07/01/19	1,370	1,093,102
Series ZZ, 5.00%, 07/01/20	2,220	1,771,305
Series ZZ, 5.25%, 07/01/21	110	87,767
Series ZZ, 5.25%, 07/01/24	875	698,149
Series ZZ, 5.25%, 07/01/26	110	87,767
Series ZZ, 5.00%, 07/01/28	435	347,080
Taxable Build America Bonds, Series YY, 6.13%, 07/01/40	1,860	1,484,066

		55,866,718

Total Municipal Bonds in Puerto Rico		108,906,881

Total Municipal Bonds — 90.8% (Cost — $1,503,713,417)		1,596,507,208

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

New York — 10.0%

County/City/Special District/School District — 1.3%
City of New York, GO:
Sub-Series G-1, 5.00%, 04/01/29	750	816,862
Sub-Series I-1, 5.00%, 03/01/36	1,500	1,721,040
City of New York Transitional Finance Authority, RB, Future Tax Secured,
Sub-Series D-1, 5.00%, 11/01/38	1,650	1,766,886
Sub-Series F-1, 5.00%, 05/01/38	3,448	4,184,628
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(j):
5.75%, 02/15/21(c)	1,393	1,474,830
5.75%, 02/15/47	857	907,271
New York Ny, 5.00%, 04/01/39	10,000	12,358,596

		23,230,113

12

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State — 3.8%
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 4.00%, 10/15/32	$1,440	$1,610,366
State of New York Dormitory Authority, RB:
Bid Group 2, Series A, 5.00%, 03/15/32	5,000	6,275,150
General Purpose, Series C, 5.00%, 03/15/41	1,000	1,049,140
Group B, State Sales Tax, Series A, 5.00%, 03/15/39	15,393	18,500,027
State Personal Income Tax, Series A, 5.00%, 02/15/34	10,000	12,062,899
State of New York Dormitory Authority, Refunding RB, Bid Group 4, Series C, 5.00%, 03/15/39	9,000	11,028,420
State of New York Urban Development Corp., Refunding RB, State Personal Income Tax, Series A:
4.00%, 03/15/37	8,740	9,716,782
5.00%, 03/15/45	6,004	7,052,238

		67,295,022

Transportation — 3.0%
Metropolitan Transportation Authority, RB, Sub-Series D-1, 5.00%, 11/15/39	4,260	4,864,323
Metropolitan Transportation Authority, Refunding RB, Green Bonds, Sub-Series B-1, 5.00%, 11/15/51	10,000	11,915,698
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	6,495	7,058,959
Port Authority of New York & New Jersey, Refunding ARB:
Consolidated, Series 169th, 5.00%, 10/15/26	1,500	1,606,095
Series194th, 5.25%, 10/15/55	1,950	2,323,308
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 03/15/31	1,560	1,667,812

Security	Par (000)	Value

Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB:
Series A, 5.00%, 11/15/41	$10,000	$12,006,200
Series B, 5.00%, 11/15/38	9,000	11,016,270

		52,458,665

Utilities — 1.9%
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 06/15/32	2,790	2,964,236
Fiscal 2012, Series BB, 5.00%, 06/15/44	3,751	4,023,112
City of New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2018, 5.00%, 06/15/38(j)	7,504	9,134,524
Utility Debt Securitization Authority, Refunding RB, Restructuring:
5.00%, 12/15/41	7,800	9,642,204
Series A, 5.00%, 12/15/34	5,000	6,054,700
Series B, 4.00%, 12/15/35	1,300	1,460,030

		33,278,806

Total Municipal Bonds Transferred to Tender Option Bond Trusts in New York		176,262,606

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 10.0% (Cost — $164,783,924)		176,262,606

Total Long-Term Investments — 102.2% (Cost — $1,691,821,666)		1,798,122,183

	Shares
Short-Term Securities — 2.9%
BlackRock Liquidity Funds New York Money Fund Portfolio, 1.39%(k)(l)	50,189,940	50,189,940

Total Short-Term Securities — 2.9% (Cost — $50,189,940)		50,189,940

Total Investments — 105.1% (Cost — $1,742,011,606)		1,848,312,123

Liabilities in Excess of Other Assets — (0.1)%		(1,883,994)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (5.0)%		(88,075,290)

Net Assets — 100.0%		$1,758,352,839

13

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock New York Municipal Opportunities Fund

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	When-issued security.
(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	Non-income producing security.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Variable rate security. Rate shown is the rate in effect as of period end.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between August 15, 2020 to June 15, 2025, is $5,134,283.

(k)	Annualized 7-day yield as of period end.
(l)

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 06/30/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds New York Money Fund Portfolio	31,207,194	18,982,746	50,189,940	$50,189,940	$177,921	$—	$—

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

ACA — American Capital Access Holding Ltd.

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BARB — Building Aid Revenue Bonds

BHAC — Berkshire Hathaway Assurance Corp.

CAB — Capital Appreciation Bonds

EDC — Economic Development Corp.

FHA — Federal Housing Administration

GO — General Obligation Bonds

GTD — Guaranteed

HFA — Housing Finance Agency

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

PILOT — Payment in Lieu of Taxes

RB — Revenue Bonds

S/F — Single-Family

SONYMA — State of New York Mortgage Agency

14

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock New York Municipal Opportunities Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	1,459	12/19/19	$190,126	$1,351,022
Long U.S. Treasury Bond	1,558	12/19/19	252,883	2,059,753
5-Year U.S. Treasury Note	377	12/31/19	44,919	272,969

				$3,683,744

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$1,798,122,183	$—	$1,798,122,183
Short-Term Securities	50,189,940	—	—	50,189,940

	$50,189,940	$1,798,122,183	$—	$1,848,312,123

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$3,683,744	$—	$—	$3,683,744

(a)	See above Schedule of Investments for values in each sector or political subdivision.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $87,854,499 are categorized as Level 2 within the disclosure hierarchy.

15